23. SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2017
Segmented Information
SEGMENTED INFORMATION

Business Segments

The Company operates in three primary segments – the Mining segment, the Environmental Services segment and the Corporate and Other segment. The Mining segment has historically been further subdivided into geographic regions, being Canada, Africa and Asia, and includes activities related to exploration, evaluation and development, mining, milling (including toll milling) and the sale of mineral concentrates. The Africa and Asia Mining segments were disposed of in 2016 and 2015 respectively and are reported under discontinued operations in the tables below (see note 5). The Environmental Services segment includes the results of the Company’s environmental services business, DES. The Corporate and Other segment includes management fee income earned from UPC and general corporate expenses not allocated to the other segments. Management fee income has been included with general corporate expenses due to the shared infrastructure between the two activities.

For the year ended December 31, 2017, reportable segment results were as follows:

(in thousands)	Canada Mining	DES	Corporate and Other	Total Continuing Operations	Total Discontinued Operations

Statement of Operations:
Revenues	2,558	7,130	1,397	11,085	-

Expenses:
Operating expenses	(4,088)	(6,357)	(171)	(10,616)	-
Exploration and evaluation	(12,834)	-	-	(12,834)	-
General and administrative	(12)	-	(5,846)	(5,858)	-
Impairment reversal (note 12)	246	-	-	246	-
	(16,688)	(6,357)	(6,017)	(29,062)	-
Segment income (loss)	(14,130)	773	(4,620)	(17,977)	-

Revenues – supplemental:
Environmental services	-	7,130	-	7,130	-
Management fees	-	-	1,397	1,397	-
Toll milling services	444	-	-	444	-
Toll milling services – deferred revenue	2,114	-	-	2,114	-
	2,558	7,130	1,397	11,085	-

Capital additions:
Property, plant and equipment	797	39	-	836	-

Long-lived assets:
Plant and equipment
Cost	78,560	3,455	234	82,249	-
Accumulated depreciation	(14,070)	(2,172)	(111)	(16,353)	-
Mineral properties	132,584	-	-	132,584	-
	197,074	1,283	123	198,480	-

For the year ended December 31, 2016, reportable segment results were as follows:

(in thousands)	Canada Mining	DES	Corporate and Other	Total Continuing Operations	Total Discontinued Operations

Statement of Operations:
Revenues	4,598	7,751	1,484	13,833	-

Expenses:
Operating expenses	(3,665)	(6,669)	(288)	(10,622)	(64)
Exploration and evaluation	(11,196)	-	-	(11,196)	(74)
General and administrative	(17)	-	(4,403)	(4,420)	(280)
Impairment expense (note 12)	(2,320)	-	-	(2,320)	-
	(17,198)	(6,669)	(4,691)	(28,558)	(418)
Segment income (loss)	(12,600)	1,082	(3,207)	(14,725)	(418)

Revenues – supplemental:
Environmental services	-	7,751	-	7,751	-
Management fees	-	-	1,484	1,484	-
Toll milling services	4,598	-	-	4,598	-
	4,598	7,751	1,484	13,833	-

Capital additions:
Property, plant and equipment	3,909	135	-	4,044	78

Long-lived assets:
Plant and equipment
Cost	73,942	3,261	219	77,422	-
Accumulated depreciation	(10,680)	(1,858)	(71)	(12,609)	-
Mineral properties	123,169	-	-	123,169	-
	186,431	1,403	148	187,982	-

Revenue Concentration

The Company’s business from continuing operations is such that, at any given time, it sells its environmental and other services to a relatively small number of customers. During 2017, one customer from the corporate and other segment, one customer from the DES segment and one customer from the mining segment accounted for approximately 84% of total revenues consisting of 12%, 23% and 49% individually. During 2016, one customer from the corporate and other segment, one customer from the DES segment and one customer from the mining segment accounted for approximately 83% of total revenues consisting of 11%, 39% and 33% individually.